BUSINESS SEGMENTS AND GEOGRAPHIC AREAS - Additional Information (Detail) $ in Millions	12 Months Ended
	Jan. 03, 2015 USD ($) Segment	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	3
Facility closure costs	$ 33	$ 165	$ 168
Construction and Do It Yourself
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	$ 4	$ 18	$ 46
Construction and Do It Yourself | Home Depot
Segment Reporting Information [Line Items]
Percentage of sales			11.00%
Construction and Do It Yourself | Lowes
Segment Reporting Information [Line Items]
Percentage of sales	13.00%	13.00%	14.00%
Industrial Segment
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	$ 4	$ 20	$ 4
Securities Industry [Member]
Segment Reporting Information [Line Items]
Other charges associated with merger and other acquisitions	$ 7	$ 38	$ 41